Debt and Interest Expense - Debt Outstanding Table (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total long-term debt principal		$ 2,720,000,000	$ 2,430,000,000
Carrying value	[1]	2,707,357,000	2,422,954,000
Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	2,492,466,000	2,511,253,000
Anadarko [Member]
Debt Instrument [Line Items]
WGP working capital facility - Anadarko	[1]	0	1,150,000
Anadarko [Member] | Working Capital Facility [Member]
Debt Instrument [Line Items]
Principal		0	1,150,000
WGP working capital facility - Anadarko		0	1,150,000
Anadarko [Member] | Working Capital Facility [Member] | Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	0	1,150,000
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Principal		300,000,000	510,000,000
Carrying value		300,000,000	510,000,000
Western Gas Partners, LP [Member] | Revolving Credit Facility [Member] | Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	300,000,000	510,000,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.375% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Principal		500,000,000	500,000,000
Carrying value		496,285,000	495,714,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.375% Senior Notes due 2021 [Member] | Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	513,645,000	549,530,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 4.000% Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Principal		670,000,000	670,000,000
Carrying value		672,572,000	672,930,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 4.000% Senior Notes due 2022 [Member] | Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	595,744,000	681,942,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 2.600% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Principal		350,000,000	350,000,000
Carrying value		350,348,000	350,474,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 2.600% Senior Notes due 2018 [Member] | Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	339,293,000	352,162,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.450% Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Principal		400,000,000	400,000,000
Carrying value		393,923,000	393,836,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 5.450% Senior Notes due 2044 [Member] | Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	321,499,000	417,619,000
Western Gas Partners, LP [Member] | Senior Notes [Member] | 3.950% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Principal		500,000,000	0
Carrying value		494,229,000	0
Western Gas Partners, LP [Member] | Senior Notes [Member] | 3.950% Senior Notes due 2025 [Member] | Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	$ 422,285,000	$ 0

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Fair value is measured using the market approach and Level 2 inputs.